Share-based payments (Details) - CNY (¥)				1 Months Ended	12 Months Ended
	Sep. 10, 2019	Nov. 07, 2017	Jan. 01, 2017	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement
Shares available for award grant purpose					35,099,420
Shares issued under incentive scheme					101,271,020
Period for which the share option plan is effective		10 years
Repurchase of shares, shares					8,020,000.00
Repurchase of shares, value					¥ (74,992,000)
Adr
Disclosure of terms and conditions of share-based payment arrangement
Repurchase of shares, shares					24,070,000.00
Shares recognized
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme			66,171,600
Consideration recognized for shares held for share option scheme			¥ 88,280,000			¥ 88,280,000
Percentage of options vested		100.00%
Options vesting period		4 years
Shares recognized | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period		12 months
Shares recognized | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period		10 years
Shares reserved
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme		66,171,600
Percentage of options vested	100.00%
Options vesting period	4 years
Xin Ding Heng
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme				66,171,600